Balances and Transactions With Related Parties and Key Officers	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Balances And Transactions With Related Parties And Key Officers
Note 24:	Balances and Transactions with Related Parties and Key Officers

a.	Related parties consist of:
•	Clal Biotechnologies Industries Ltd.- Related party
•	Directors of the Company.

1.	Balances with related parties:

Other Payables
Directors:
As of December 31, 2024	86
As of December 31, 2023	83

2.	Transactions with related parties:

Rental fee:	Year ended December 31
	2024	2023	2022
Related party	-	267	457

Professional fee *:	Year ended December 31
	2024	2023	2022

Directors	333	502	484
Related party	-	25	63
	333	527	547
Number of Directors	5	***9	**10

*	Not included share-based compensation detailed in note 20.
**	During 2022 two members of the board of directors were replaced.
***	During 2023 three members of the board have left and one member of the board was replaced. At the end of 2023, the total board member consisted of five members.

b.	Key Officers:

1.	Balances with Key Officers of the Company

Other Payables
Key Officers of the Company

As of December 31, 2024	759
As of December 31, 2023	518

•	Represents the officer’s gross salary plus payments of mandatory social benefits, bonuses, and vacation provisions without share based compensation.

2.	Compensation of Key Officers of the Company:

The following amounts disclosed in the table are recognized as an expense during the reporting period related to officers:

	Year ended December 31
	2024	2023	2022
Short-term employee benefits (*)(**)	2,542	2,084	2,880
Share-based compensation	1,707	757	797

	4,249	2,841	3,677
Number of officers (***)	6	8	7

(*) One-time expenses amounted $309 for the year ended December 31, 2022, are associated with the management changes.

(**) In December 2007, the Company's board of directors approved one‑time bonus payments to the Chief Medical Officer in the amounts of $ 120, which was recorded in profit and loss in December 2022 upon achieving marketing approval in the United States.

(***) During 2023 two key officers were replaced. At the end of 2023 the total key officers consist of six officers